UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME	9 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)
Net income	¥ 697,923,426	$ 102,793,011	¥ 531,623,920
Other comprehensive income:
Change in the instrument-specific credit risk (Note 23)	(11,004,379)	(1,620,770)	56,904
Foreign currency translation adjustments	(64,437,658)	(9,490,641)	41,143,979
Comprehensive income	622,481,389	91,681,600	572,824,803
Less: comprehensive income attributable to non-controlling interests	90,588,368	13,342,225	2,465,293
Comprehensive income attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	¥ 531,893,021	$ 78,339,375	¥ 570,359,510